Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Cash flows from (used in) operating activities [abstract]
Net income (loss) before tax for the year	$ (5,308)	$ 7,757
Adjustments to reconcile profit (loss) [abstract]
Depreciation	55	23
Depletion	65	0
Interest expense	18	9
Finance cost	418	0
Interest income	(575)	(692)
Other income	(224)	(167)
Share-based compensation	784	738
Net foreign exchange loss	865	201
Others	0	(18)
Net changes in non-cash working capital items:
Accounts receivable	13,776	(13,818)
Inventories	(29,815)	(101,069)
Prepaids and other receivables	64	21
Accounts payable and accrued liabilities	(234)	653
Other payables	(1,519)	1,519
Cash used in operating activities	(21,630)	(104,843)
Cash flows from (used in) investing activities [abstract]
Investment in Royalties	(11,584)	(75)
Investment in short-term investments	(350)	(769)
Net proceeds from sale of short-term investments	0	45,386
Interest received	575	693
Cash generated from (used in) investing activities	(11,359)	45,235
Cash flows from (used in) financing activities [abstract]
Proceeds from public offering, net of underwriters' fees and issuance costs	0	67,033
Proceeds from At-the-Market offering, net of agents' fees and issuance costs	0	3,446
Proceeds from common shares issued upon exercise of warrants and options	26,172	5,900
Proceeds from finance payable	18,019	0
Repayment of finance payable	(19,301)	0
Net repayment of margin loan	0	(9,559)
Repayment of government loan	0	(30)
Payment of lease liability	(65)	(20)
Interest and fees paid	(439)	(167)
Cash generated from financing activities	24,386	66,603
Effect of exchange rate changes on cash	438	(201)
Net increase (decrease) in cash	(8,165)	6,794
Cash - Beginning of year	21,100	14,306
Cash - End of year	$ 12,935	$ 21,100